Lease financing - Capital lease obligations, Principal payments (Table) (Details) - Financing Lease [Member] $ in Thousands	Dec. 31, 2023 USD ($)
Debt Instrument [Line Items]
December 31, 2024	$ 2,731
December 31, 2025	2,731
December 31, 2026	2,731
December 31, 2027	2,731
December 31, 2028	5,067
December 31, 2029 and therafter	2,046
Total bareboat lease minimum payments	18,037
Unamortized lease issuance costs	(98)
Total bareboat lease minimum payments, net	17,939
Lease financing short term	2,731
Lease financing long term, net of unamortized lease issuance costs	$ 15,208